Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents (note 31)	$ 63	$ 32
Accounts receivable (net of credit losses of $39 million) (notes 10 and 23)	1,427	1,444
Inventory (note 7)	782	636
Restricted cash holdings from customers (note 31)	3	3
Regulatory assets (note 21)	48	46
Risk management assets (note 23)	113	98
Prepaid expenses and other current assets (notes 28 and 31)	188	234
Assets held for sale (note 5)	0	4
Total current assets	2,624	2,497
Property, plant and equipment (note 8)	11,323	10,888
Intangible assets (note 9)	171	539
Operating right-of-use assets (note 10)	311	372
Goodwill (note 11)	5,153	5,039
Regulatory assets (note 21)	436	444
Risk management assets (note 23)	51	47
Restricted cash holdings from customers (note 31)	0	2
Prepaid post-retirement benefits (note 28)	674	572
Long-term investments and other assets (net of credit losses of $1 million) (notes 12, 28, and 31)	227	245
Investments accounted for by the equity method (note 14)	623	887
Total assets	21,593	21,532
Current liabilities
Accounts payable and accrued liabilities (notes 17, 18, 23, and 28)	1,544	1,561
Dividends payable (note 23)	0	22
Short-term debt (notes 15 and 23)	169	256
Current portion of long-term debt (notes 16 and 23)	511	360
Customer deposits	74	73
Regulatory liabilities (note 21)	79	90
Risk management liabilities (note 23)	128	111
Operating lease liabilities (note 10)	91	95
Other current liabilities (note 23)	61	38
Liabilities associated with assets held for sale (note 5)	0	1
Total current liabilities	2,657	2,607
Long-term debt (notes 16 and 23)	7,684	7,626
Asset retirement obligations (note 17)	429	379
Unamortized investment tax credits (note 20)	2	3
Deferred income taxes (note 20)	1,158	1,118
Regulatory liabilities (note 21)	1,424	1,381
Risk management liabilities (note 23)	165	145
Operating lease liabilities (note 10)	253	304
Other long-term liabilities (notes 19 and 23)	134	153
Future employee obligations (note 28)	86	155
Total liabilities	13,992	13,871
Shareholders' equity
Common shares, no par values, unlimited shares authorized; 2021 - 280.3 million and 2020 - 279.5 million issued and outstanding (note 25)	6,735	6,723
Preferred shares (note 25)	1,076	1,077
Contributed surplus	388	383
Accumulated deficit	(1,243)	(1,192)
Accumulated other comprehensive income (AOCI) (note 22)	(7)	50
Total shareholders' equity	6,949	7,041
Non-controlling interests	652	620
Total equity	7,601	7,661
Total liabilities and shareholders' equity	$ 21,593	$ 21,532